ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consisted of the following:

	September 30, 2012	December 31, 2011
Accrued expenses	$1,744,555	$201,113
Accrued bonus payable	135,239	153,830
Accrued payroll tax liabilities	7,951	87,386
Accrued interest	599	-
	$1,888,344	$442,329

Accrued expenses consisted of the following:

	December 31, 2011	December 31, 2010
Accrued expenses	$201,113	$391,749
Accrued bonus payable	153,830	—
Accrued payroll tax liabilities	87,386	7,540
	$442,329	$399,289